Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Business Description and Basis of Presentation [Text Block]	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").
Consolidation, Policy [Policy Text Block]
Basis of consolidation

The consolidated financial statements include the financial statements of China Finance Online, its subsidiaries, VIEs and VIEs' subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when purchased.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted cash

Restricted cash consist of i) the security deposit for the credit standby letter issued by a bank to provide guarantee for the short-term loan borrowed by CFO HK Genius; ii) the deposit in bank accounts for providing guarantee to subscription revenue customers by CFO Securities Consulting in accordance with the requirement of China Securities Regulatory Commission ("CSRC"). The restriction period is one year.

Fair Value Measurement, Policy [Policy Text Block]
Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3-inputs are generally unobservable and typically reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The Group measures certain assets, including the long-term investments and intangible assets, at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments and intangible assets are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc.

Trust Bank Balances Held On Behalf Of Customers [Policy Text Block]
Trust bank balances held on behalf of customers

iSTAR Securities and iSTAR Futures receive fund from customers for purpose of buying or selling securities and futures on behalf of its customers and deposits the fund in its interest-bearing bank account. Such bank balance represents an asset of the Group for the amounts due to customers for the trust bank balance held on their behalf and payable to customers on demand. The Group also recognizes a corresponding liability.

Advances To Employees Policy [Text Block]
Advances to employees

The Group has made advances to a certain individual to enable him to participate in stock trading in the Stock Exchange Campaign which was launched by the Group for marketing purposes. The balances represent nil and $1,056,423 as of December 31, 2011 and 2012 and are repayable to the Group on demand.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group's financial statements include account receivable, cost method investment, impairment of goodwill and long-lived assets, income taxes, sales refund and share-based compensation. Actual results could differ from those estimates.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]
Loan receivable

Loans are reported at either their outstanding principal balances or at fair value. For loans reported at their outstanding principal balances, interest income is accrued on the unpaid principal balance. A loan is considered impaired when, based on current events and the financial condition of the borrower, it is probable that the company will be unable to collect all principal and interest due according to the contractual terms of the loan agreement. Loan collectability is monitored by the Group in connection with the ongoing monitoring of the associated financial guarantee transactions.

Marketable Securities, Policy [Policy Text Block]
Short-term investments

Short-term investments comprise marketable debt and equity securities, which are classified as trading, held-to-maturity or available-for-sale. Trading securities are securities that are bought and held principally for the purpose of selling them in the near term and are reported at fair value, with unrealized gains and losses recognized in earnings. Short-term investments are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. All of the Company's held-to-maturity securities are classified as short-term investments on the consolidated balance sheets based on their contractual maturity dates which are less than one year and are stated at their amortized costs. Short-term investments classified as available for sale are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income. Available for sale securities are classified as current assets on the accompanying consolidated balance sheets because they are available for immediate sale.

The Group reviews its short-term investments for other-than-temporary impairment based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Group's intent and ability to hold the investment, in determining if impairment is needed.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and equipment, net

Property and equipment, net are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Technology infrastructure	5 years
Computer equipment	5 years
Furniture, fixtures and equipment	5 years
Motor vehicle	5 years
Leasehold improvements	Shorter of the lease term or 5 years

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Acquired intangible assets, net

Acquired intangible assets are estimated by management based on the fair value of assets acquired. Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of definite-lived intangible assets is computed using the straight-line method over the estimated average useful lives, which are as follows:

Securities consulting license and related trademarks		15		years
Completed technology		5		years
Customer relationship	4	-	5	years
Value-added service license	3	-	4	years
Agreement with mobile operators		3		years
Intellectual property		10		years

Certain trademarks resulting from the acquisitions of business and certain trading rights bought by the Company are determined to have indefinite lives. If an intangible asset is determined to have an indefinite life, it is not amortized until its useful life is determined to be no longer indefinite.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets with definite lives

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group compares the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. There were nil, $3,035,265 and nil impairment losses in relation to the long-lived assets with definite lives for the years ended December 31, 2010, 2011 and 2012.

Business Combinations Policy [Policy Text Block]
Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, from January 1, 2009, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Impairment of goodwill and indefinite-lived intangible assets

The Group performs a qualitative analysis that includes reviewing the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist, whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable at least annually.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. After a qualitative analysis indicates an impairment test is needed, the Company completes a two-step goodwill impairment test. The first step is to compare the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step is to compare the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

The impairment test for other intangible assets not subject to amortization consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets.

The Group performs the annual impairment tests on December 31 of each year. Based on the Group's assessment, the Group recorded nil, $13,463,224 and nil goodwill impairment losses during the years ended December 31, 2010, 2011 and 2012, respectively. In addition, the Group recorded nil, $1,042,819 and nil impairment losses in relation to intangible assets with indefinite life during the years ended December 31, 2010, 2011 and 2012, respectively.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

The Group generates revenue primarily from annual subscription fees from subscribers to their financial data and information services including their downloadable proprietary research tools. The Group recognizes revenues when all of the following criteria are met: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred, (3) the fee is fixed or determinable and (4) collectability is probable. Upon receipt of the upfront cash payments from the subscriber, the Group will activate the subscriber's account and provide the subscriber the access code. This will commence a certain subscription period according to the customer demand and the full payment will be deferred and recognized ratably over the subscription period. The Group recognizes revenue ratably over the life of the arrangement. Estimated refund of subscription fees is recorded as deduction of revenue and deferred revenue. The Group estimates the refund of subscription fees based on historical experience as well as the impact of the changes in market condition and regulation, such as the Provisional Regulations on Securities Investment Advisory and Provisional Regulations on Issuance of Securities Research Reports promulgated by CSRC. As of December 31, 2011 and 2012, estimated refunds were recorded in the amounts of $1,242,226 and $364,445, respectively.

The Group derives its advertising fees from advertising sales on their website principally for a fixed period of time, generally less than one year. Revenues from advertising arrangements are recognized ratably over the period the advertising is displayed.

The Group also derives commission from its brokerage services provided by the subsidiaries, iSTAR Securities and iSTAR Futures which buy or sell securities and futures on their customers' behalf. The commission income is recognized on a trade date basis as transactions occur.

Business Taxes And Value Added Taxes [Policy Text Block]
Business taxes and value added taxes

Effective January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation launched a Business Tax to value added tax ("VAT") Transformation Pilot Program(the "Pilot Program"), for certain industries in Shanghai. On September 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation extended the Pilot Program to certain industries in other eight regions, including Beijing and Shenzhen. With the adoption of Pilot Program, our advertising-related revenues and certain subscription revenues were subject to VAT tax at a rate of 6%. Our advertising- related revenues and certain subscription revenues were recognized after deducting VAT and other related surcharges.

Revenue is recorded net of business taxes when incurred. The Group is subject to business taxes of 3%-5% on taxable services provided to its customers. During the years ended December 31, 2010, 2011, and 2012, business taxes and related surcharges totaled $1,692,069, $1,478,653, and $639,880, respectively.

The Group's certain PRC subsidiaries, VIEs and VIEs' subsidiaries are subject to VAT at a rate of 17% on subscription-based revenue. VAT payable on subscription-based revenue is computed net of VAT paid on purchases. In respect of subscription-based revenue, however, if the net amount of VAT payable exceeds 3% of subscription-based revenue, the excess portion of value added tax can be refunded immediately.

The Group therefore is subject to an effective net VAT burden of 3% from subscription-based revenue and records VAT on a net basis. Net amount of value added tax is recorded either in the line item of other current liabilities or prepaid expenses and other current assets on the face of consolidated balance sheet.

Subscription-based revenue includes the benefit of the rebate of value added taxes on sale of the downloadable software received from the Chinese tax authorities as part of the PRC government policy of encouraging software development in the PRC. In 2010, 2011 and 2012, the Group recognized $3,711,613, $3,140,764 and $1,348,564 respectively, in VAT refunds.

Government Subsidies [Policy Text Block]
Government subsidies

The Group records government subsidies when granted by local government authority and are not subject to future return. The government subsidies include R&D subsidy, business tax refund, innovation fund and high-tech company subsidy.

Revenue Recognition, Deferred Revenue [Policy Text Block]	Deferred revenue Payments received in advance of service are recorded as deferred revenue until earned and when the relevant revenue recognition requirements have been met.
Cost Method Investments, Policy [Policy Text Block]
Cost method investment

For investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and recognizes income as any dividends declared from distribution of investee's earnings. The Group reviews the cost method investments for impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. An impairment loss is recognized in earnings equal to the difference between the investment's cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value of the investment would then become the new cost basis of the investment.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

The functional and reporting currency of the Company is the United States dollar ("U.S. dollar"). The financial records of the Group's subsidiaries, VIEs and VIEs' subsidiaries located in the PRC, Hong Kong and British Virgin Islands are maintained in their local currencies, the Renminbi ("RMB"), Hong Kong Dollars ("HK$"), and U.S. Dollars ("US$"), respectively, which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.

The Group's entities with functional currency of RMB and HK$ translate their operating results and financial position into the US$, the Group's reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are report as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Foregin Currency Risk [Policy Text Block]
Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of Renminbi into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents of the Group included aggregate amounts of $92,922,206, $52,146,828 and $26,848,249 at December 31, 2010, 2011 and 2012 which were denominated in RMB.

Cost of Raw Data [Policy Text Block]	Cost of raw data Cost of raw data is expensed as incurred and is recorded in cost of revenues.
Research, Development, and Computer Software, Policy [Policy Text Block]
Product development expenses

Costs of product development, including investment in data capability, are expensed as incurred until technological feasibility has been established, at which time any additional costs would be capitalized. The Group essentially completed its development concurrently with the establishment of technological feasibility, and, accordingly, no costs have been capitalized.

Advertising Costs, Policy [Policy Text Block]
Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses were $6,077,608, $3,134,198 and $753,107 for the years ended December 31, 2010, 2011 and 2012, respectively, and have been included as part of sales and marketing expenses in the accompanying consolidated statements of operations.

Income Tax, Policy [Policy Text Block]
Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss), unrealized gain (loss) on short-term investments and foreign currency translation adjustments. Beginning in January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income a single continuous consolidated statement of comprehensive income. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income (loss).

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair value of financial instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, short-term investments, cost method investment, loan receivable, accounts payable and short-term loan.

The carrying values of cash and cash equivalents, restricted cash, accounts receivable, loan receivable, accounts payable and short-term loan approximate their fair value due to their short-term maturities.

The carrying value of the cost method investment was nil and $802,202 as of December 31, 2011 and 2012, which approximate the fair value of the investment based on the valuation performed by the Company.

The Group does not use derivative instruments to manage risks.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of an estimated forfeiture rate using the straight-line method or graded vesting attribution method, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Share awards issued to nonemployees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods is received.

Earnings Per Share, Policy [Policy Text Block]
Net income (loss) per share

Basic net income (loss) per share attributable to China Finance Online Co. Limited is computed by dividing net income (loss) attributable to China Finance Online Co. Limited by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share attributable to China Finance Online Co. Limited reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of the stock options and nonvested shares is computed using treasury stock method.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, short-term investments and accounts receivable. The Group places its cash and cash equivalents, restricted cash, short-term investments and accounts receivable in major financial institutions located in PRC and Hong Kong, which management considers to be of high credit quality.

The Group conducts ongoing credit evaluations of its customers and generally does not require collateral or other security from its customers except for the accounts receivable-margin clients which represents the margin loan to customers for securities purchase. The accounts receivable-margin client was collateralized by the securities the margin client purchased. The Group manages its credit risk by collecting up-front fee from its customers and billing at regular intervals during the contract period. The Group assesses the adequacy of allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Details of clients accounting for 10% or more of accounts receivable are as follows:

	Year ended December 31,
	2011		2012
	Amount	%	Amount	%

Client A	$3,551,142	24.7	$3,694,584	18.5
Client B	$2,642,038	18.4	$2,875,230	14.4
Client C	*	*	$3,165,537	15.8

*           Represented less than 10% of consolidated account receivable balance.

These clients are all margin clients who have collateralized the securities they purchase to the Group.

There were no customers with 10% or more of the Group's revenues during 2010, 2011, or 2012.

New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
Recently adopted accounting pronouncements

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income: Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance is effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The Company has adopted this guidance on January 1, 2012 and has presented the comprehensive income (loss) in a single continuous consolidated statement of comprehensive income since that date.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles – goodwill and other: Testing Goodwill for Impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity's financial statements for the most recent annual or interim period have not yet been issued. The Company adopted this pronouncement on January 1, 2012, which did not have a significant effect on the Group’s consolidated financial statements.

In December 2011, the FASB issued ASU No.2011-12, Comprehensive Income: Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which deferred the effective date for amendments to the presentation of reclassification of items out of accumulated other comprehensive income. Under the amendments, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments require that reclassification adjustments be presented in interim financial periods. The amendments supersede changes to those paragraphs that pertain to how, when, and where reclassification adjustments are presented. The amendments in this update are effective for public entities for fiscal years beginning after December 15, 2011. The adoption of this guidance did not have a significant effect on the Group’s consolidated financial statements.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently issued accounting pronouncements not yet adopted

In July 2012, the FASB issued ASU No. 2012-02 ("ASU 2012-02"), Intangibles – goodwill and other: Testing Indefinite-Lived Intangible Assets for Impairment, which is intended to reduce the cost and complexity of performing the impairment test for indefinite-lived intangible assets other than goodwill by providing entities an option to perform a qualitative assessment to determine whether further quantitative impairment testing is necessary. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that an indefinite lived intangible asset is impaired, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company does not expect ASU 2012-02 to have a significant impact on the Group’s consolidated financial statement.

In February 2013, the FASB issued ASU No. 2013-02 ("ASU 2013-02"), Comprehensive Income: Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income, which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. The Company does not expect the adoption of ASU 2013-02 to have a material impact on the Group’s consolidated financial statements.